Related Parties (Details) - Schedule of transactions with interested and related parties - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Transactions With Interested And Related Parties Abstract
Labor cost and related expenses (c1)	$ 358	$ 192
Directors’ fees	172
Consulting fees (c2)	218
Interest expenses on loans from related parties and shareholders	203	381
Total transactions with interested and related parties	$ 951	$ 573